Plant and equipment, net	12 Months Ended
Dec. 31, 2013
Plant and equipment, net [Abstract]
Plant and equipment, net

Note 7 - Plant and equipment, net

Plant and equipment consisted of the following as of December 31, 2013 and 2012:

	December 31,
	2013	2012

Leasehold improvements	$36	$29
Machinery and equipment	447	436
Vehicles and office equipment	112	81
Total	595	546
Less: accumulated depreciation	(372)	(285)
Plant and equipment, net	$223	$261

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 amounted to $76, $69 and $1,369, respectively.

For the years ended December 31, 2013, 2012 and 2011, interest expense of approximately nil, nil and $8, respectively, were capitalized into construction in progress.